Net Interest Income - Summary of Interest Expense (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Interest costs [abstract]
Interest on deposits due to customers	₩ 8,738,249		₩ 4,120,811	₩ 1,906,858
Interest on borrowings	1,294,710		598,185	219,994
Interest on debentures	1,507,108		1,036,191	727,093
Other interest expense	348,588		195,090	47,647
Interest on lease liabilities	10,359		7,693	7,436
Total	₩ 11,899,014	$ 9,216,897	₩ 5,957,970	₩ 2,909,028